INTANGIBLE ASSETS NET (Details 1)	Dec. 31, 2023 USD ($)
INTANGIBLE ASSETS NET
Fiscal 2024	$ 62,943
Fiscal 2025	62,114
Fiscal 2026	61,522
Fiscal 2027	60,935
Fiscal 2028	54,459
Thereafter	49,707
Total	$ 351,680